Group cash flow statement - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Statement of cash flows [abstract]
Cash flows from consolidated operations	[1]	$ 9,673	$ 9,435
Dividends from equity accounted units		421	287
Cash flows from operations		10,094	9,722
Net interest paid		(305)	(286)
Dividends paid to holders of non-controlling interests in subsidiaries		(91)	(46)
Tax paid		(2,642)	(2,415)
Net cash generated from operating activities		7,056	6,975
Cash flows from investing activities
Purchases of property, plant and equipment and intangible assets		(4,018)	(3,001)
Sales of property, plant and equipment and intangible assets		17	8
Acquisitions of subsidiaries, joint ventures and associates		0	(15)
Purchases of financial assets		(53)	(16)
Sales of financial assets	[2]	424	862
Net funding of equity accounted units		(36)	(88)
Other investing cash flows		122	14
Net cash used in investing activities		(3,544)	(2,236)
Cash flows before financing activities		3,512	4,739
Cash flows from financing activities
Equity dividends paid to owners of Rio Tinto		(4,121)	(3,691)
Proceeds from additional borrowings	[3]	62	1,858
Repayment of borrowings and associated derivatives		(76)	(272)
Lease principal payments		(212)	(213)
Proceeds from issue of equity to non-controlling interests	[4]	445	61
Purchase of non-controlling interest		0	(23)
Other financing cash flows		1	0
Net cash used in financing activities		(3,901)	(2,280)
Effects of exchange rates on cash and cash equivalents		(30)	(59)
Net (decrease)/increase in cash and cash equivalents		(419)	2,400
Opening cash and cash equivalents less overdrafts		9,672	6,774
Closing cash and cash equivalents less overdrafts		$ 9,253	$ 9,174

[1]

(a) Cash flows from consolidated operations		2024 US$m	2023 US$m
Profit after tax for the period		5,890	4,947
Adjustments for:
– Taxation	6	2,225	1,983
– Finance items		566	748
– Share of profit after tax of equity accounted units		(422)	(431)
– Net impairment (reversals)/charges	5	(41)	1,175
– Depreciation and amortisation		2,821	2,485
– Provisions (including exchange differences on provisions)		(41)	63
Utilisation of other provisions		(51)	(44)
Utilisation of provisions for close-down and restoration	9	(361)	(333)
Utilisation of provisions for post-retirement benefits and other employment costs		(61)	(115)
Change in inventories		(41)	(293)
Change in receivables and other assets		107	(6)
Change in trade and other payables		(751)	(628)
Other items(e)		(167)	(116)
		9,673	9,435

[2]	During the six months to 30 June 2024, we received net proceeds of US$422 million (30 June 2023: US$801 million) from our sales and purchases of investments within a separately managed portfolio of fixed income instruments. Purchases and sales of these securities are reported on a net cash flow basis within “Sales of financial assets” or “Purchases of financial assets” depending on the overall net position at each reporting date.
[3]	On 7 March 2023, we issued US$650 million 10-year fixed rate, and US$1.1 billion of 30-year fixed rate, SEC-registered bonds. The 10-year notes, which mature on 9 March 2033, have a coupon of 5% and the 30-year notes, which mature on 9 March 2053 have a coupon of 5.125%. The funds were received net of issuance fees and discount.
[4]	On 28 June 2024, we received a payment of US$411 million from Chalco Iron Ore Holdings Ltd (CIOH) in relation to their share of cash expenditure for the Simandou iron ore project in Guinea incurred up until the end of December 2023 to progress critical works. On 11 July 2024, we received a further US$575 million from CIOH for cash calls by Simfer Jersey to 30 June 2024. Refer to note 12 for further details.